Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.5%
	BASIC MATERIALS — 2.6%
4,500	Air Products and Chemicals, Inc.	$1,327,005
	COMMUNICATIONS — 8.5%
68,840	AT&T, Inc.	1,600,530
8,630	Cisco Systems, Inc.	1,000,994
69,225	Comcast Corp. - Class A	1,658,631
		4,260,155
	CONSUMER, CYCLICAL — 2.7%
2,500	Home Depot, Inc.	829,900
23,000	LKQ Corp.	516,350
		1,346,250
	CONSUMER, NON-CYCLICAL — 26.8%
5,200	AbbVie, Inc.	1,304,888
28,390	Altria Group, Inc.	1,939,889
17,400	Bristol-Myers Squibb Co.	1,136,394
20,700	CVS Health Corp.	2,161,701
8,890	Gilead Sciences, Inc.	1,157,567
4,419	Johnson & Johnson	1,132,810
16,600	Medtronic PLC[1]	1,417,474
13,500	Merck & Co., Inc.	1,757,700
10,465	PepsiCo, Inc.	1,460,495
		13,468,918
	ENERGY — 15.4%
9,955	Chevron Corp.	1,959,443
44,426	Devon Energy Corp.	2,004,945
37,400	Enbridge, Inc.[1]	2,036,804
8,200	Phillips 66	1,735,776
		7,736,968
	FINANCIAL — 18.2%
1,300	Blackrock, Inc.	1,417,507
6,500	Capital One Financial Corp.	1,358,565
5,475	JPMorgan Chase & Co.	1,926,050
8,355	M&T Bank Corp.	2,057,753
12,960	Northern Trust Corp.	2,361,183
		9,121,058
	INDUSTRIAL — 10.3%
8,300	CRH PLC[1]	788,583
10,550	Emerson Electric Co.	1,580,601
2,170	Lockheed Martin Corp.	1,264,546

Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
14,500	United Parcel Service, Inc. - Class B	$1,511,190
		5,144,920
	TECHNOLOGY — 6.6%
12,075	Accenture PLC - Class A1	2,003,484
17,710	Microchip Technology, Inc.	1,315,676
		3,319,160
	UTILITIES — 5.4%
16,950	Evergy, Inc.	1,407,019
14,590	Sempra	1,291,945
		2,698,964
	Total Common Stocks
	(Cost $31,526,112)	48,423,398
	SHORT-TERM INVESTMENTS — 3.2%
1,617,854	Fidelity Investments Money Market Treasury Portfolio - Institutional, 3.547%[2]	1,617,854
	Total Short-Term Investments
	(Cost $1,617,854)	1,617,854
	TOTAL INVESTMENTS — 99.7%
	(Cost $33,143,966)	50,041,252
	Other Assets in Excess of Liabilities — 0.3%	137,407
	TOTAL NET ASSETS — 100.0%	$50,178,659

PLC – Public Limited Company

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.